Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	Basic and diluted net loss per share for each of the year presented were calculated as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Ucommune International Ltd’s shareholders	(38,419)	(50,122)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share*,**	443,883	806,427
Basic and diluted net loss per share*,**	(86.55)	(62.15)
*	During the six months ended June 30, 2023 and 2024, the Group has ordinary shares issuable upon the exercise of share options, unit purchase options, warrants and conversion of convertible bonds as potentially dilutive ordinary shares and are excluded from the calculation for the period, as their effects would be anti-dilutive.
**	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.